As filed with the Securities and Exchange Commission on November 18, 2022

Securities Act of 1933 Registration No. 33-73404

Investment Company Act of 1940 Registration No. 811-08236

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 173	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 175	☒

(Check appropriate box or boxes)

NORTHERN FUNDS*

(Exact Name of Registrant as Specified in Charter)

50 South LaSalle Street

Chicago, Illinois 60603

(Address of Principal Executive Offices)

800-595-9111

(Registrant’s Telephone Number, including Area Code)

Name and Address of Agent for Service:	with a copy to:
Michael Mabry Stradley Ronon Stevens & Young, LLP 2005 Market Street Suite 2600 Philadelphia, Pennsylvania 19103	Jose J. Del Real Kevin P. O’Rourke The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603

It Is Proposed That This Filing Become Effective (Check Appropriate Box):

☐	immediately upon filing pursuant to paragraph (b)

☒	on December 19, 2022 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

*	This filing relates solely to the Northern Funds – International Quality ESG Fund, Class I shares and Class K shares.

Explanatory Note

This Post-Effective Amendment No. 173 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 175 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to the registration statement on Form N-1A (the “Registration Statement”) of Northern Funds (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until December 19, 2022, the effectiveness of the Registration Statement with respect to the Class I shares and Class K shares of the International Quality ESG Fund (the “Fund”), initially filed in Post-Effective Amendment No. 166 on April 8, 2022, pursuant to paragraph (a)(2) of Rule 485 under the Securities Act, which would have become effective on June 22, 2022. Post-Effective Amendment No. 167 was filed on June 21, 2022 pursuant to Rule 485(b)(1)(iii) of the Securities Act to extend the effective date of Post-Effective Amendment No. 166 to July 22, 2022. Post-Effective Amendment No. 168 was filed on July 21, 2022 pursuant to Rule 485(b)(1)(iii) of the Securities Act to extend the effective date of Post-Effective Amendment No. 166 to August 21, 2022. Post-Effective Amendment No. 170 was filed on August 19, 2022 pursuant to Rule 485(b)(1)(iii) of the Securities Act to extend the effective date of Post-Effective Amendment No. 166 to September 20, 2022. Post-Effective Amendment No. 171 was filed on September 19, 2022 pursuant to Rule 485(b)(1)(iii) of the Securities Act to extend the effective date of Post-Effective Amendment No. 166 to October 20, 2022. Post-Effective Amendment No. 172 was filed on October 20, 2022 pursuant to Rule 485(b)(1)(iii) of the Securities Act to extend the effective date of Post-Effective Amendment No. 166 to November 19, 2022.

This Post-Effective Amendment No. 173 incorporates by reference the information for the Fund contained in Parts A and B of Post-Effective Amendment No. 166 and Part C of Post-Effective Amendment No. 169.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 173 to its Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 173 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago and State of Illinois on the 18th day of November, 2022.

NORTHERN FUNDS

By:	/s/ Peter K. Ewing
Peter K. Ewing
President

Pursuant to the requirements of the Securities Act this Post-Effective Amendment No. 173 to Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Peter K. Ewing Peter K. Ewing	President (Principal Executive Officer)	November 18, 2022

/s/ Randal E. Rein Randal E. Rein	Treasurer (Principal Financial Officer and Principal Accounting Officer)	November 18, 2022

* Therese M. Bobek Therese M. Bobek	Trustee	November 18, 2022

* Mark G. Doll Mark G. Doll	Trustee	November 18, 2022

* Thomas A. Kloet Thomas A. Kloet	Trustee	November 18, 2022

* David R. Martin David R. Martin	Trustee	November 18, 2022

* Cynthia R. Plouché Cynthia R. Plouché	Trustee	November 18, 2022

* Mary Jacobs Skinner Mary Jacobs Skinner	Trustee	November 18, 2022

* Ingrid LaMae A. de Jongh Ingrid LaMae A. de Jongh	Trustee	November 18, 2022

* Darek Wojnar Darek Wojnar	Trustee	November 18, 2022

/s/ Peter K. Ewing * By Peter K. Ewing Attorney-In-Fact